Note 6 - Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]

Accrued liabilities consist of the following (in thousands):

	December 31, 2018	September 30, 2019
Payroll and related expenses	$241	$640
Accrued term loan final payment	421	608
Accrued clinical trial expense	—	26
Professional fees and other costs	195	899
Total accrued liabilities	$857	$2,173

	As of December 31,
	2017	2018
Payroll and related expenses	$273	$241
Accrued term loan final payment	197	421
Accrued clinical trial expense	654	—
Professional fees and other costs	34	195
Total accrued liabilities	$1,158	$857